Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following information about the relationship between executive compensation for our principal executive officers (“PEOs”) and non-PEO named executive officers (“NEOs”) as well as certain financial performance of the Company. The following table sets forth additional compensation information for our principal executive officer (PEO) and our non-PEO named executive officers (“Non-PEO NEOs”), calculated in accordance with Item 402(v) of Regulation S-K, for fiscal years 2024, 2023 and 2022.

			Average		Value of Initial
			Summary Compensation	Average Compensation	Fixed $100 Investment
	Summary Compensation	Compensation	Table Total for	Actually Paid to	Investment Based on Total
Year	Table Total For PEO (1)	Actually Paid To PEO (2)	Non-PEO NEOs (3)	Non-PEO NEOs (4)	Non-PEO NEOs (5)	Net Income (in millions)
2024	$8,300,071	$3,933,102	$2,273,861	$945,505	$277.07	$34,200
2023	10,522,375	22,454,003	2,126,995	4,786,597	349.90	38,113
2022	13,087,414	15,174,520	2,252,570	3,082,282	172.15	91,083

(1)	The dollar amounts reported are the amounts of total compensation reported for our PEO, Stephen G. Berman, in the Summary Compensation Table of our 10-K for fiscal years 2024, 2023 and 2022.
(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Berman during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, (iii) value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value of equity awards granted in prior years that were forfeited in subsequent years.
(3)	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO, namely Mr. Kimble for fiscal year 2024 and Messrs. Kimble and McGrath for fiscal years 2023 and 2022.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO in the Summary Compensation Table for fiscal years 2024, 2023 and 2022, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, (iii) value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value of equity awards granted in prior years that were forfeited in subsequent years.
(5)	Assumes an investment of $100 for the period starting on January 1, 2022 through the end of the listed fiscal year. The closing prices of the Company’s common stock as reported on Nasdaq, as applicable, on the following trading days were: (i) $17.49 on December 31, 2022; (ii) $35.55 on December 31, 2023; and (iii) $28.15 on December 31, 2024.

In an effort to generate additional support for our executive compensation program, we have solicited feedback from our shareholders with respect thereto. While generally supportive, we did receive some suggestions that the long-term compensation of our executive officers should be more directly linked to the market performance of our common stock. Accordingly, as disclosed above, in consultation with FWC, during the first quarter of 2025 we amended the employment agreements of our executive officers to provide for performance-based compensation benchmarked against the market price of our stock in a range of $45.00 - $60.00 per share.

The following table details the adjustments to the Summary Compensation Table to determine average “compensation actually paid” for the PEO and NEOs (other than the PEO), as computed in accordance with SEC Item 402(v). Amounts do not reflect the actual compensation earned by or paid to our PEO and NEOs during the applicable year.

	PEO			NEO
	2024	2023	2022	2024	2023	2022
Total Compensation (Per Comp Table)	$8,300,071	$10,522,375	$13,087,414	$2,273,861	$2,126,995	$2,252,570
Less: Grant date FV of RSUs on Summary Compensation Table	(3,500,004)	(3,499,994)	(5,726,466)	(877,410)	(681,822)	(936,002)
Add: YE FV of RSUs granted in CY and unvested in CY	2,771,452	7,114,053	6,960,425	694,770	1,385,863	1,280,242
Add: Change in FV of unvested awards granted in PY	(3,033,393)	6,907,625	837,709	(679,964)	1,370,420	404,785
Add: Change in FV from PY to vesting date of awards granted in PY that vested in CY	(605,024)	1,409,944	15,438	(198,594)	604,432	80,687
Less: Performance-based shares forfeited in CY (FV @ end of PY YE)	—	—	—	(267,158)	(19,291)	—
Average compensation actually paid	$3,933,102	$22,454,003	$15,174,520	$945,505	$4,786,597	$3,082,282

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above.

Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for our PEO, Stephen G. Berman, in the Summary Compensation Table of our 10-K for fiscal years 2024, 2023 and 2022.
(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Berman during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, (iii) value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value of equity awards granted in prior years that were forfeited in subsequent years.
(3)	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO, namely Mr. Kimble for fiscal year 2024 and Messrs. Kimble and McGrath for fiscal years 2023 and 2022.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO in the Summary Compensation Table for fiscal years 2024, 2023 and 2022, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, (iii) value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value of equity awards granted in prior years that were forfeited in subsequent years.

PEO Total Compensation Amount	$ 8,300,071	$ 10,522,375	$ 13,087,414
PEO Actually Paid Compensation Amount	$ 3,933,102	22,454,003	15,174,520
Adjustment To PEO Compensation, Footnote

The following table details the adjustments to the Summary Compensation Table to determine average “compensation actually paid” for the PEO and NEOs (other than the PEO), as computed in accordance with SEC Item 402(v). Amounts do not reflect the actual compensation earned by or paid to our PEO and NEOs during the applicable year.

	PEO			NEO
	2024	2023	2022	2024	2023	2022
Total Compensation (Per Comp Table)	$8,300,071	$10,522,375	$13,087,414	$2,273,861	$2,126,995	$2,252,570
Less: Grant date FV of RSUs on Summary Compensation Table	(3,500,004)	(3,499,994)	(5,726,466)	(877,410)	(681,822)	(936,002)
Add: YE FV of RSUs granted in CY and unvested in CY	2,771,452	7,114,053	6,960,425	694,770	1,385,863	1,280,242
Add: Change in FV of unvested awards granted in PY	(3,033,393)	6,907,625	837,709	(679,964)	1,370,420	404,785
Add: Change in FV from PY to vesting date of awards granted in PY that vested in CY	(605,024)	1,409,944	15,438	(198,594)	604,432	80,687
Less: Performance-based shares forfeited in CY (FV @ end of PY YE)	—	—	—	(267,158)	(19,291)	—
Average compensation actually paid	$3,933,102	$22,454,003	$15,174,520	$945,505	$4,786,597	$3,082,282

Non-PEO NEO Average Total Compensation Amount	$ 2,273,861	2,126,995	2,252,570
Non-PEO NEO Average Compensation Actually Paid Amount	$ 945,505	4,786,597	3,082,282
Adjustment to Non-PEO NEO Compensation Footnote

The following table details the adjustments to the Summary Compensation Table to determine average “compensation actually paid” for the PEO and NEOs (other than the PEO), as computed in accordance with SEC Item 402(v). Amounts do not reflect the actual compensation earned by or paid to our PEO and NEOs during the applicable year.

	PEO			NEO
	2024	2023	2022	2024	2023	2022
Total Compensation (Per Comp Table)	$8,300,071	$10,522,375	$13,087,414	$2,273,861	$2,126,995	$2,252,570
Less: Grant date FV of RSUs on Summary Compensation Table	(3,500,004)	(3,499,994)	(5,726,466)	(877,410)	(681,822)	(936,002)
Add: YE FV of RSUs granted in CY and unvested in CY	2,771,452	7,114,053	6,960,425	694,770	1,385,863	1,280,242
Add: Change in FV of unvested awards granted in PY	(3,033,393)	6,907,625	837,709	(679,964)	1,370,420	404,785
Add: Change in FV from PY to vesting date of awards granted in PY that vested in CY	(605,024)	1,409,944	15,438	(198,594)	604,432	80,687
Less: Performance-based shares forfeited in CY (FV @ end of PY YE)	—	—	—	(267,158)	(19,291)	—
Average compensation actually paid	$3,933,102	$22,454,003	$15,174,520	$945,505	$4,786,597	$3,082,282

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Pay and Performance

Our “total shareholder return,” as set forth in the above table, during the two-year period ended December 31, 2024 increased by 277% compared to (a) a decrease in “compensation actually paid” to our PEO from $22,454,003 in 2023 to $3,933,102 in 2023 and (b) a decrease in average “compensation actually paid” to our non-PEO NEOs from $4,786,597 in 2023 to $945,505 in 2024. In addition, our net income during the two-year period ended December 31, 2024 decreased by 10%, from $38.1 million in 2023 to $34.2 million in 2024, compared to the aforementioned changes in “compensation actually paid” to our PEO and non-PEO NEOs.

Total Shareholder Return Amount	$ 277.07	349.9	172.15
Net Income (Loss)	$ 34,200,000,000	$ 38,113,000,000	$ 91,083,000,000
PEO Name	Stephen G. Berman	Stephen G. Berman	Stephen G. Berman
Additional 402(v) Disclosure

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,500,004)	$ (3,499,994)	$ (5,726,466)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,771,452	7,114,053	6,960,425
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,033,393)	6,907,625	837,709
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(605,024)	1,409,944	15,438
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(877,410)	(681,822)	(936,002)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	694,770	1,385,863	1,280,242
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(679,964)	1,370,420	404,785
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(198,594)	604,432	80,687
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (267,158)	$ (19,291)	$ 0